Note 8 - Stock Options and Warrants	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Stock Options and Warrants

Stock Options

The following table summarizes stock option transactions for the six months ended June 30, 2019:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	1,133	$1,320.00
Granted	-	-
Exercised	-	-
Expired	(1,133)	1,320.00
Outstanding, June 30, 2019	-	$-
Exercisable, June 30, 2019	-	$-

Common Stock Warrants

Warrant transactions for the six months ended June 30, 2019 are as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2018:	1,813,053	$0.35
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at June 30, 2019	1,813,053	$0.35
Exercisable at June 30, 2019	1,813,053	$0.35